Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities
The following tables show the carrying amounts and fair values of financial assets and financial liabilities.

	United States Dollar
	Carrying amount				Carrying Amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financal assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total
2020
Financial assets measured at fair value
- Environmental trust funds	7.4	—	—	—	7.4	7.4
- Trade receivables from provisional copper sales	23.7	—	—	—	23.7	23.7
- Investments	—	42.4	—	—	42.4	42.4
- Asanko redeemable preference shares	—	92.6	—	—	92.6	92.6
- Warrants	12.9	—	—	—	12.9	12.9
- Gold and foreign currency derivatives contracts	113.3	—	—	—	113.3	113.3

Total	157.3	135.0	—	—	292.3	292.3

Financial assets not measured at fair value
- Environmental trust funds	—	—	71.9	—	71.9	71.9
- Loan advanced - contractor	—	—	68.4	—	68.4	68.4
- Trade and other receivables	—	—	29.5	—	29.5	29.5
- Cash and cash equivalents	—	—	886.8	—	886.8	886.8

Total	—	—	1,056.6	—	1,056.6	1,056.6

Financial liabilities measured at fair value
- Copper and oil derivative contracts	29.1	—	—	—	29.1	29.1

Total	29.1	—	—	—	29.1	29.1

Financial liabilities not measured at fair value
- Borrowings	—	—	—	1,526.9	1,526.9	1,689.8
- Trade and other payables	—	—	—	452.0	452.0	452.0
- Lease liabilities	—	—	—	429.0	429.0	429.0

Total	—	—	—	2,407.9	2,407.9	2,570.8

2019
Financial assets measured at fair value
- Environmental trust funds	7.2	—	—	—	7.2	7.2
- Trade receivables from provisional copper sales	22.8	—	—	—	22.8	22.8
- Investments	—	47.9	—	—	47.9	47.9
- Asanko redeemable preference shares	—	95.5	—	—	95.5	95.5
- Warrants	11.7	—	—	—	11.7	11.7
- Oil derivatives contracts	1.1	—	—	—	1.1	1.1

Total	42.8	143.4	—	—	186.2	186.2

Financial assets not measured at fair value
- Environmental trust funds	—	—	62.3	—	62.3	62.3
- Trade and other receivables	—	—	51.4	—	51.4	51.4
- Cash and cash equivalents	—	—	515.0	—	515.0	515.0

Total	—	—	628.7	—	628.7	628.7

Financial liabilities measured at fair value
- Gold and foreign exchange derivative contracts	127.6	—	—	—	127.6	127.6

Total	127.6	—	—	—	127.6	127.6

Financial liabilities not measured at fair value
- Borrowings	—	—	—	1,845.8	1,845.8	1,952.4
- Trade and other payables	—	—	—	385.3	385.3	385.3
- Lease liabilities	—	—	—	332.9	332.9	332.9

Total	—	—	—	2,564.0	2,564.0	2,670.6

Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2020				2019
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Financial assets measured at fair value
Environmental trust funds	7.4	—	7.4	—	7.2	—	7.2	—
Trade receivables from provisional copper sales	23.7	—	23.7	—	22.8	—	22.8	—
Investments - listed	42.4	42.4	—	—	47.9	47.9	—	—
Asanko redeemable preference shares	92.6	—	—	92.6	95.5	—	—	95.5
Warrants	12.9	—	12.9	—	11.7	—	11.7	—
Gold derivative contracts	27.3	—	27.3	—	—	—	—	—
Foreign currency derivative contracts	86.0	—	86.0	—	—	—	—	—
Oil derivative contracts	—	—	—	—	1.1	—	1.1	—
Financial assets not measured at fair value
Environmental trust funds	71.9	—	71.9	—	62.3	—	62.3	—
Loan advanced - contractor	68.4		—	68.4
Financial liabilities measured at fair value
Copper derivative contracts	14.0	—	14.0	—	—	—	—	—
Oil derivative contracts	15.1	—	15.1	—	—	—	—	—
Gold derivative contracts	—	—	—	—	127.3	—	127.3	—
Foreign currency derivative contracts	—	—	—	—	0.3	—	0.3	—
Financial liabilities not measured at fair value
Borrowings	1,689.8	1,156.3	—	533.5	1,952.4	1,700.4	—	252.0